INCOME TAXES (Reconciliation of the Theoretical and Actual Tax Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
Income before taxes on income	$ 154,699	$ 158,409	$ 109,253
Statutory tax expenses	18,564	19,009	13,110
Effect of non-benefited income New Technological or Preferred Enterprises statuses in Israel	657	335	88
Permanent differences, including difference between the basis of measurement of income reported for tax purposes and the basis of measurement of income for financial reporting purposes, net	(384)	(1,131)	(448)
Change in tax reserve for uncertain tax positions	(625)	(51)	(713)
Effect of foreign operations taxed at various rates	4,070	3,477	3,249
Foreign Derived Intangible Income benefit	(2,497)	(2,483)	(1,785)
Tax credits	(1,801)	(1,640)	(1,592)
Trapped Profits agreement net effect	0	0	3,716
Adjustments for previous year's tax	(651)	(172)	(113)
Change in valuation allowance	871	692	601
Other	185	160	39
Total reconciling items	(175)	(813)	3,042
Actual tax expenses	$ 18,389	$ 18,196	$ 16,152